Income Taxes - Schedule of income from continuing operations before provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Tax Contingency [Line Items]
Income (loss) before provision for income taxes	$ 382	$ 10,854	$ (19,668)
Previously Reported
Income Tax Contingency [Line Items]
Income (loss) before provision for income taxes		10,846
United States
Income Tax Contingency [Line Items]
Income (loss) before provision for income taxes	$ 382	10,854	$ (19,668)
United States | Previously Reported
Income Tax Contingency [Line Items]
Income (loss) before provision for income taxes		$ 10,846